UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Chad E. Fickett
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

Item 1. Schedule of Investments.

Conning Money Market Portfolio
Schedule of Investments
May 31, 2005 (Unaudited)

	Principal	Amortized
COMMERCIAL PAPER 97.3%	Amount	Cost (c)
American Honda Finance
2.95% due 06/06/2005	$1,000,000	$999,590
2.95% due 06/10/2005	1,500,000	1,498,894

Barton Capital Corp.
3.05% due 07/07/2005(a)(b)	2,200,000	2,193,290

Clipper Receivables Co. LLC
3.07% due 07/22/2005(a)(b)	2,500,000	2,489,127

Cooperative Assoc. of Tractor
2.88% due 06/02/2005(a)	800,000	799,936
3.06% due 07/15/2005(a)	2,500,000	2,490,650

Dealers Capital Access
3.06% due 06/10/2005(a)	420,000	419,679
3.08% due 07/08/2005(a)	1,000,000	996,834
3.11% due 07/11/2005(a)	1,000,000	996,544

Diageo Capital PLC
2.90% due 06/17/2005(b)	2,000,000	1,997,422

Edison Asset Securitization LLC
3.00% due 07/05/2005(a)(b)	1,400,000	1,396,033

Falcon Asset Securitization Corp.
3.03% due 06/14/2005(a)(b)	1,000,000	998,906

Galleon Capital LLC
3.03% due 06/22/2005(a)(b)	1,000,000	998,233
3.05% due 07/05/2005(a)(b)	1,000,000	997,119

General Electric Co.
2.98% due 06/27/2005	1,000,000	997,848

Golden Peanut Co. LLC
3.09% due 07/26/2005	2,250,000	2,239,355

IBM Corp.
2.95% due 06/16/2005	2,900,000	2,896,435

L'Oreal USA, Inc.
3.01% due 06/10/2005(b)	900,000	899,323

Market Street Funding
3.03% due 06/24/2005(a)(b)	1,000,000	998,064
3.09% due 07/05/2005(a)(b)	1,500,000	1,495,623

Merrill Lynch & Co.
3.00% due 06/01/2005	2,000,000	2,000,000

Pepsico, Inc.
2.96% due 06/15/2005(b)	2,500,000	2,497,122

Sherwin-Williams Co.
2.98% due 06/03/2005(b)	1,000,000	999,834
3.00% due 06/27/2005(b)	1,500,000	1,496,750

Southern Company Funding Corp.
3.00% due 06/09/2005(b)	1,400,000	1,399,067
2.99% due 06/17/2005(b)	1,000,000	998,671

Thames Asset Global Securitization
3.20% due 08/24/2005(a)(b)	2,000,000	1,985,067

Thunder Bay Funding, Inc.
3.08% due 07/11/2005(a)(b)	2,000,000	1,993,156

Triple A One Funding Corp.
3.03% due 06/06/2005(a)(b)	1,442,000	1,441,393
3.02% due 06/24/2005(a)(b)	1,060,000	1,057,955

UBS Finance Delaware LLC
2.855% due 06/15/2005	500,000	499,445

United Parcel Service, Inc.
2.89% due 06/01/2005	2,900,000	2,900,000

Wells Fargo & Co.
2.88% due 06/27/2005	1,500,000	1,496,880

Windmill Funding Corp.
3.01% due 06/01/2005(a)(b)	1,500,000	1,500,000
3.03% due 06/14/2005(a)(b)	500,000	499,453

World Omni Vehicle Leasing
3.04% due 06/02/2005(a)(b)	2,500,000	2,499,789

Yorkshire Building Society
3.045% due 07/18/2005(a)	500,000	498,012

TOTAL COMMERCIAL PAPER		$54,561,499
(Cost $54,561,499)

INVESTMENT COMPANY 3.0%
SEI Daily Income Prime Obligation Fund	1,681,537	1,681,537

TOTAL INVESTMENT COMPANY		$1,681,537
(Cost $1,681,537)

Total Investments		$56,243,036
(Cost $56,243,036) 100.3%
Liabilities in Excess of Other Assets (0.3)%		(154,273)

TOTAL NET ASSETS 100.0%		$56,088,763

Percentages are stated as a percent of net assets.

(a)	Asset Backed Security.
(b)	Section 4(2) paper which is unregistered and restricted on its resale. The Portfolio's
Adviser, under the supervision of the Board of Trustees, has determined these securities to be liquid.
(c)	Cost for federal income tax and financial reporting purposes are the same.

For certain fedreral tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By:     /s/ Joseph Neuberger
               Joseph Neuberger, President and Treasurer

Date:   July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:    /s/ Joseph Neuberger
              Joseph Neuberger, President and Treasurer

Date:   July 29, 2005